PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT NET OF ACCUMULATED DEPRECIATION

Property and equipment consists of the following assets which are located in Calgary, Canada, with all amounts translated into U.S. dollars:

	September 30, 2025	December 31, 2024
Lab equipment	$794,932	$769,105
Computer equipment and leasehold improvements	26,961	26,073
Less: Accumulated depreciation	(625,372)	(489,401)
Property and equipment, net of accumulated depreciation	$196,521	$305,777

Property and equipment consists of the following assets which are located in Calgary, Canada, with all amounts translated into U.S. dollars:

	December 31, 2024	December 31, 2023
Lab equipment	$769,105	$836,709
Computer equipment and leasehold improvements	26,073	28,379
Less: Accumulated depreciation	(489,401)	(357,711)
Property and equipment, net of accumulated depreciation	$305,777	$507,377